Key Management Personnel	6 Months Ended
Dec. 31, 2024
Key Management Personnel [Abstract]
Key management personnel

Note 23. Key management personnel

Key management personnel (KMP) are those persons having authority and responsibility for planning, directing and controlling the activities of the Consolidated Entity, are comprised of the directors of the Company.

Directors

The following persons were directors of Gelteq Limited during the financial period:

Mr. Simon Hayden Szewach	(Executive Chairman)
Mr. Nathan Jacob Givoni	(Executive Director)
Mr. Jeffrey W. Olyniec	(Non-Executive Director)
Mr. Philip Dalidakis	(Non-Executive Director)
Prof David Morton	(Non-Executive Director)

The aggregate compensation paid/payable to members of key management personnel of the consolidated entity is set out below:

	Consolidated
	December 2024	December 2023
	$	$
Short-term employee benefits	199,095	321,333
Post-employment benefits	22,896	35,346
	221,991	356,679